Fair Value Disclosures - Measured on a Nonrecurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Receivable, Fair Value Disclosure	$ 15	$ 18
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Receivable, Fair Value Disclosure	15	18
LHFS | Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value:	19	271
Valuation adjustments:	(58)	(9)	$ (27)
Loans and Leases | Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Receivable, Fair Value Disclosure	840	500
Valuation adjustments:	(894)	(420)	(455)
Other | Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value:	454	120
Valuation adjustments:	$ (305)	$ (159)	$ (178)